Share-Based Compensation	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Share-Based Compensation

13. Share-based compensation

In 2007, the Company adopted the Incentive Share Plan and subsequently the Company adopted the 2016 Equity Incentive Plan (together the “Share-based Plans”) under which the Company provides for the grant of stock options, stock appreciation rights, restricted stock, restricted stock units, performance units and performance shares to the employees, directors and consultants of the Company who render services to the Group. As of December 31, 2018, the Company’s total approved ordinary shares available for grants under the 2016 Equity Incentive plan was 9,499,144.

A summary of the incentive shares and stock options activities under the Company’s Share-based Plans in the year of 2017 and the year of 2018 is presented below:

	Number of incentive shares	Number of stock options	Weighted average grant-date fair value
		(US$)
Non-vested incentive shares and stock options as of December 31, 2016	1,976,300	1,860,437	2.8575
Granted	—	—	—
Vested	(455,166)	(386,317)	2.2052
Forfeited	(53,000)	(42,500)	3.4318
Non-vested incentive shares and stock options as of December 31, 2017	1,468,134	1,431,620	3.0279
Granted	—	210,000	3.0401
Vested	(619,234)	(463,942)	2.7252
Forfeited	(167,650)	(411,875)	3.9901
Non-vested incentive shares and stock options as of December 31, 2018	681,250	765,803	3.0453

Share-based compensation expense for incentive shares is recorded on a straight-line basis over the requisite service period, which is three to five years from the date of the grant. The weighted average exercise price of the stock options granted in 2018 was US$2.73. As of December 31, 2017 and 2018, the aggregate intrinsic value of these stock options granted was nil.The Company recognized share-based compensation expense for incentive shares and stock options of US$1,003 thousand, US$2,497 thousand and US$2,417 thousand thousand as “general and administrative expenses” in the consolidated statements of comprehensive loss for the year ended December 31, 2016, 2017 and 2018, respectively.

As of December 31, 2017 and 2018, there were US$6,532 thousand and US$3,337 thousand in total unrecognized compensation expense related to incentive shares and stock options respectively, which is expected to be recognized over a weighted-average period of 0.96 and 0.9 years, respectively.